Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023 [1]	Sep. 30, 2024	Sep. 30, 2023	[1]	Dec. 31, 2023 [2]	Dec. 31, 2022 [2]
Income Statement [Abstract]
Total revenue	$ 101	$ 50	$ 311	$ 283		$ 358	$ 136
Cost of revenue	92	24	233	131		196	61
Gross profit	9	26	78	152		162	75
Research and development	2,244	2,328	6,560	6,977		8,891	5,216
Sales and marketing	363	584	1,243	1,397		1,806	2,092
General and administrative	2,840	3,725	9,298	11,442		15,708	21,412
Total operating expenses	5,447	6,637	17,101	19,816		26,405	28,720
Loss from operations	(5,438)	(6,611)	(17,023)	(19,664)		(26,243)	(28,645)
Non-operating income (expense)
Interest and other income	70	126	180	219		295	47
Interest expense, net	(307)	(369)	(462)	(1,334)		(1,602)	(772)
Change in value of warrant liabilities		13		384	[3]	528	3,392
Loss before income tax provision	(5,675)	(6,841)	(17,305)	(20,395)		(27,022)	(25,978)
Income tax provision
Net loss	(5,675)	(6,841)	(17,305)	(20,395)	[3]	(27,022)	(25,978)
Less: Series A convertible preferred stock dividends		(215)		(646)		861	889
Net loss attributable to common stockholders	$ (5,675)	$ (7,056)	$ (17,305)	$ (21,041)		$ (27,883)	$ (26,867)
Loss per share – basic (in Dollars per share)	$ (0.06)	$ (0.1)	$ (0.19)	$ (0.33)		$ (0.42)	$ (0.73)
Loss per share – diluted (in Dollars per share)	$ (0.06)	$ (0.1)	$ (0.19)	$ (0.33)		$ (0.42)	$ (0.73)
Weighted average shares used in computing net loss per common share – basic (in Shares)	93,048,000	71,588,000	89,063,000	64,246,000		66,611,000	36,680,000
Weighted average shares used in computing net loss per common share – dilutive (in Shares)	93,048,000	71,588,000	89,063,000	64,246,000		66,611,000	36,680,000

[1]	As described in Note 15 to these unaudited condensed consolidated financial statements, we have restated the unaudited condensed consolidated statements of operations for the three and nine months ended September 30, 2023.
[2]	As described in Note 3 to the Consolidated Financial Statements appearing elsewhere in this Amendment, we have restated the Consolidated Financial Statements.
[3]	As described in Note 15 to these unaudited condensed consolidated financial statements, we have restated the unaudited condensed consolidated statement of cash flows for the nine months ended September 30, 2023.